Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commodity Price Risk [Member] | Crude oil contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Commodity Price	Crude Oil Commodity Price
Sensitivity Range	US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges
Increase	CAD (529)	CAD (198)
Decrease	CAD 507	CAD 193
Commodity Price Risk [Member] | Crude oil differential contracts one [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Differential Price	Crude Oil Differential Price
Sensitivity Range	US$2.50 per bbl Applied to Differential Hedges Tied to Production	US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	CAD 11	CAD 1
Decrease	(11)	(1)
Currency risk [Member] | Us Dollar [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
$0.01 Increase in the U.S. to Canadian Dollar Foreign Exchange Rate	77	48
$0.01 Decrease in the U.S. to Canadian Dollar Foreign Exchange Rate	(77)	(48)
Interest Rate Risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
50 Basis Points Increase	44	45
50 Basis Points Decrease	CAD (50)	CAD (52)